SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Salaries and benefits	$ 641,547	$ 636,497	$ 510,615
Subcontractors expense (recovery)	168,067	366	(16,317)
Software and other	37,339	39,944	9,804
Depreciation	1,184	1,498	2,398
Cost of revenue	$ 848,137	$ 678,305	$ 506,500